Document and Entity Information	Jan. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 09, 2023
Entity Registrant Name	Ra Medical Systems, Inc.
Entity Central Index Key	0001716621
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-38677
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	38-3661826
Entity Address, Address Line One	25857 Owens Drive, Suite 300
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92009
City Area Code	760
Local Phone Number	804-1648
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RMED
Security Exchange Name	NYSEAMER